Cover Page	Feb. 02, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 02, 2026
Entity Registrant Name	Kforce Inc
Entity Incorporation, State or Country Code	FL
Entity File Number	001-42104
Entity Tax Identification Number	59-3264661
Entity Address, Address Line One	1150 Assembly Drive, Suite 500
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	813
Local Phone Number	552-5000
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	KFRC
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000930420